                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                         10020
    (Address of principal executive offices)                          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six month period ended April 30, 2004

Total Return for the six months ended April 30, 2004

Class A	Class B	Class C	Class D	Lehman Brothers Intermediate U.S. Gov't./ Credit Index[1]	Lipper Multi-Sector Income Funds Index[2]
3.05%	2.67%	2.68%	3.10%	1.06%	3.00%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figure assumes the reinvestment of all distributions but does not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

During the six months ended April 30, 2004, yields of intermediate Treasury debt securities declined by almost 50 basis points (0.50%) before rising sharply during the month of April. For the bulk of the period, mounting signals of improvement in the economy were offset by continued weakness in the job market as well as low inflationary pressures and ongoing concerns about deflation. In this environment, the Federal Open Market Committee (the "Fed") opted to keep rates at multidecade lows.

This pattern shifted in late March, when indicators of more rapid growth began to surface. In early April, the Bureau of Labor Statistics produced an employment report showing employment growth had exceeded the market's expectations. Incoming price data also indicated an increasing upward bias toward inflation. These shifts accelerated the market's expected date for the Fed to move to a tightening mode and had a substantial effect on yields as investors began to discount future Fed increases in advance.

Against this backdrop, the mortgage-backed securities (MBS) sector had a somewhat mixed performance. Throughout much the period, MBSs tended to provide somewhat lower returns than equivalent-duration Treasury securities as declining interest rates resulted in expectations for more rapid prepayment. MBSs went on to outperform in April, however, as prepayment expectations slowed for higher-coupon mortgages and their lower interest-rate sensitivity served to ameliorate the effects of rising interest rates. MBSs outperformed government securities for the year.

Credit-sensitive securities also performed strongly. High-yield corporate securities, emerging market debt and investment-grade corporate securities all enjoyed declining yield spreads — a measure of the risk premium demanded by investors, as measured by additional yield over Treasuries — over the 12-month period as investors responded to ongoing improvements in the global economy as well as in corporate balance sheets and credit quality. The strongest performance came from lower-rated securities and such industry sectors as industrials, whose financial condition is most closely linked to that of the broader economy.

Performance Analysis

Morgan Stanley Flexible Income Trust outperformed the Lehman Brothers Intermediate U.S. Government/Credit Index, for the six months ended April 30, 2004. Much of this outperformance stemmed from its holdings of high-yield securities (roughly one-third of the portfolio), emerging markets and global bonds. Like the corporate market in general, both the high yield and emerging markets saw a significant compression in their yield spreads as investors sought out their higher yields; as a result, both markets outperformed strongly. The Fund's global bond holdings also contributed positively, thanks to the declining value of the U.S. dollar.

The Fund also benefited from strong performance in its MBS holdings. We chose to emphasize higher-coupon MBSs during the period. These securities are generally better cushioned against rising rates than are lower-coupon MBSs, because of their additional income stream as well as the decreasing likelihood of prepayment in their underlying mortgages as interest rates rise (rapid prepayment hurts the value of high-coupon MBSs). Our models also suggested that many of these securities were undervalued, thanks to investors pricing in unrealistically high prepayment expectations. This strategy took until later in the period to yield positive results but ultimately contributed to the Fund's outperformance.

However, only classes A and D outperformed the Lipper Multi-Sector Income Funds Average. The Fund's successful inclusion of such sectors as high yield, emerging markets and global bonds boosted its returns relative to the Lehman benchmark, but the portfolio's holdings of these better-performing securities were nevertheless more constrained than were many of its peers. As a result, the Fund was not able to keep pace with the more aggressive members of its group.

PORTFOLIO COMPOSITION
U.S. Government Agencies & Obligations	43.5%
Corporate Debt – Nonconvertible	31.9
Foreign Government Bonds	22.1
Short Term	1.6
Other Securities	0.9

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	44.9%
Aa/AA	3.5
A/A	3.9
Baa/BBB	9.4
Ba/BB	11.9
B	24.9
NR	1.5

Data as of April 30, 2004. Subject to change daily. Portfolio composition is a percentage of total investments and long-term credit analysis is a percentage of long-term investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its assets in a portfolio of fixed-income securities. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., will allocate the Fund's securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities, and (4) emerging market securities. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate and there are no percentage limitations with respect to the amount of the Fund's assets that may be invested in any such asset class or market segment other than those relating to high yield and emerging market debt securities as set forth below. The Investment Manager has the flexibility to select any combination of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS (6397). This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Performance Summary

Average Annual Total Returns — Period Ended April 30, 2004

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/09/92)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	8.26%	[3]	7.53%	[3]	7.56%	[3]	8.43%	[3]
	3.66	[4]	2.56	[4]	6.56	[4]	—
5 Years	1.19	[3]	0.56	[3]	0.56	[3]	1.44	[3]
	0.32	[4]	0.27	[4]	0.56	[4]	—
10 Years	—		3.13	[3]	—		—
	—		3.13	[4]	—		—
Since Inception	1.83	[3]	3.67	[3]	1.19	[3]	2.07	[3]
	1.18	[4]	3.67	[4]	1.19	[4]	—

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Notes on Performance

(1)	The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Government & Corporate Bonds (108.4%)
	Foreign (24.6%)
	Argentina (0.3%)
	Government Obligations
$240	Republic of Argentina (c)	2.063%	03/31/23	$125,624
500	Republic of Argentina (c)	3.53	04/10/05	170,000
994	Republic of Argentina (c)	6.00	03/31/23	516,975
90	Republic of Argentina (c)	11.375	03/15/10	29,520
940	Republic of Argentina (c)	11.75	04/07/09	309,260
70	Republic of Argentina (c)	11.75	06/15/15	23,275
135	Republic of Argentina (c)	11.375	01/30/17	44,888
	Total Argentina			1,219,542
	Australia (0.1%)
	Other Metals/Minerals (0.0%)
495	Murrin Murrin Holdings Property Ltd. (c)	9.375	08/31/07	50
	Property/Casualty Insurance (0.1%)
430	Mantis Reef Ltd. – 144A*	4.692	11/14/08	428,315
	Total Australia			428,365
	Austria (1.8%)
	Government Obligation
EUR 5,800	Austrian Government Bond	3.40	10/20/04	6,990,895
	Bermuda (0.0%)
	Personnel Services (0.0%)
100	Adecco Financial Services	6.00	03/15/06	118,328
	Brazil (2.3%)
	Government Obligations
$320	Federal Republic of Brazil	6.00	04/15/24	245,705
1,888	Federal Republic of Brazil	8.00	04/15/14	1,744,812
2,590	Federal Republic of Brazil	8.875	04/15/24	2,091,425
370	Federal Republic of Brazil	10.125	05/15/27	326,525
440	Federal Republic of Brazil	11.00	08/17/40	411,400
860	Federal Republic of Brazil	11.25	07/26/07	924,500
980	Federal Republic of Brazil	12.25	03/06/30	999,600
1,870	Federal Republic of Brazil	14.50	10/15/09	2,201,925
	Total Brazil			8,945,892

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Bulgaria (0.2%)
	Government Obligation
$730	Federal Republic of Bulgaria	8.25%	01/15/15	$840,749
	Canada (2.4%)
	Aerospace & Defense (0.0%)
EUR 65	Bombardier Capital	6.125	05/14/07	81,053
	Alternate Power Generation (0.1%)
$810	Calpine Canada Energy Finance Corp.	8.50	05/01/08	575,100
	Containers/Packaging (0.1%)
380	Norampac, Inc.	6.750	06/01/13	397,100
	Forest Products (0.3%)
1,230	Tembec Industries Inc.	8.50	02/01/11	1,260,750
	Government Obligation (1.1%)
CAD 3,600	Canada Government Bond	5.50	06/01/09	2,822,840
$1,280	Republic of Canada	10.375	01/28/33	1,292,800
				4,115,640
	Movies/Entertainment (0.1%)
470	Alliance Atlantis Communications, Inc.	13.00	12/15/09	526,400
	Oil & Gas Production (0.1%)
110	Petro-Canada	5.35	07/15/33	95,368
	Other Metals/Minerals (0.1%)
160	Inco Ltd.	7.20	09/15/32	172,762
120	Inco Ltd.	7.75	05/15/12	139,317
				312,079
	Publishing: Newspapers (0.3%)
1,135	Hollinger Participation Trust – 144A*	12.125†	11/15/10	1,326,691
	Pulp & Paper (0.2%)
850	Abitibi-Consolidated Inc.	6.00	06/20/13	797,329
	Specialty Telecommunications (0.0%)
1,300	Worldwide Fiber Inc. (a) (c)	12.00	08/01/09	130
	Total Canada			9,487,640
	Chile (0.3%)
	Oil & Gas Production
990	Empresa Nacional de Petroleo	6.75	11/15/12	1,077,200

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Colombia (0.2%)
	Government Obligation
$697	Republic of Columbia	9.75%	04/09/11	$770,349
	Denmark (0.2%)
	Finance/Rental/Leasing
DKK 2,253	Realkredit Denmark	6.00	10/01/29	379,257
2,441	Unikredit Realkredit	5.00	10/01/29	398,133
				777,390
	Ecuador (0.0%)
	Government Obligation
$110	Republic of Ecuador	7.00	08/15/30	77,688
	France (1.3%)
	Chemicals: Specialty (0.2%)
795	Rhodia SA – 144A*	8.875	06/01/11	659,850
	Government Obligations (0.8%)
EUR 2,300	France (Republic of)	6.50	04/25/11	3,205,610
	Media Conglomerates (0.2%)
$560	Vivendi Universal	9.25	04/15/10	656,600
	Telecommunications (0.1%)
EUR 150	France Telecom	7.00	12/23/09	205,245
75	France Telecom	8.125	01/28/33	115,757
$70	France Telecom	9.750	03/01/31	90,031
				411,033
	Water Utilities (0.0%)
EUR 100	Gie Suez Alliance	5.50	02/20/09	128,048
120	Veolia Environnement	5.875	06/27/08	155,785
				283,833
	Total France			5,216,926
	Germany (2.3%)
	Government Obligations (2.3%)
45	Deutscheland Republic	4.50	07/04/09	56,522
3,890	Germany (Federal Republic of)	6.25	01/04/24	5,543,288
2,650	Germany (Federal Republic of)	7.375	01/03/05	3,284,324
				8,884,134

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Major Banks (0.0%)
$90	Deutsche Bank AG	5.125%	01/13/13	$112,100
	Total Germany			8,996,234
	Ireland (0.3%)
	Investment Managers
$1,035	JSG Funding PLC	9.625	10/01/12	1,169,550
	Italy (0.0%)
	Telecommunications
95	Telecom Italia Capital – 144A*	4.00	11/15/08	94,265
	Ivory Coast (0.0%)
	Government Obligations
470	Ivory Coast (c)	2.00	03/29/18	70,927
	Japan (3.0%)
	Government Obligations
JPY 995,000	Japan (Government of)	0.10	04/20/05	9,023,085
75,000	Japan (Government of)	0.10	12/20/05	679,176
214,500	Japan (Government of)	0.80	03/20/13	1,843,569
				11,545,830
	Kyrgyzstan (0.1%)
	Industrial Conglomerates (0.1%)
EUR 45	Hutchinson Whampoa Finance	5.875	07/08/13	55,641
$100	Hutchinson Whampoa International Ltd. – 144A*	5.45	11/24/10	98,747
130	Hutchinson Whampoa International Ltd. – 144A*	6.50	02/13/13	131,167
				285,555
	Tobacco (0.0%)
EUR 90	Altria Finance (CI) Ltd.	5.625	06/24/08	113,577
	Total Kyrgyzstan			399,132
	Luxembourg (0.1%)
	Chemicals/Specialty (0.1%)
130	Sygenta Lux Finance	5.50	07/10/06	164,111
	Industrial Conglomerates (0.0%)
40	Tyco International Group S.A.	6.125	04/04/07	51,225
	Total Luxembourg			215,336

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Mauritius Island (0.3%)
	Pulp/Paper
$3,500	TJIWI Kimia Mauritius (c)	10.00%	08/01/04	$1,277,500
	Mexico (1.8%)
	Government Obligations (1.5%)
820	United Mexican States Corp.	5.875	01/15/14	795,810
250	United Mexican States Corp.	8.00	09/24/22	264,375
390	United Mexican States Corp.	8.125	12/30/19	425,100
1,690	United Mexican States Corp.	8.375	01/14/11	1,947,725
340	United Mexican States Corp.	10.375	02/17/09	418,200
1,320	United Mexican States Corp.	11.375	09/15/16	1,857,900
				5,709,110
	Oilfield Services/Equipment (0.3%)
410	Petroleos Mexicanos	8.625	12/01/23	436,650
550	Petroleos Mexicanos Ser P	9.50	09/15/27	646,250
				1,082,900
	Total Mexico			6,792,010
	Netherlands (0.4%)
	Electric Utilities (0.0%)
EUR 100	RWE Finance BV	5.50	10/26/07	128,556
	Multiline Insurance (0.1%)
130	Allianz Finance II BV	6.125	05/31/22	168,978
140	Munich Re Finance BV	6.75	06/21/23	186,957
				355,935
	Other Transportation (0.1%)
150	Fixed Link Holding Finance	5.75	02/02/09	189,516
	Publishing: Books/Magazines (0.0%)
120	VNU N.V.	6.625	05/30/07	156,706
	Telecommunications (0.2%)
170	Deutsche Telekom International Finance Corp.	8.125	05/29/12	250,606
$170	Deutsche Telekom International Finance Corp.	8.75	06/15/30	211,770
EUR 195	Olivetti Finance N.V.	5.875	01/24/08	250,948
100	TPSA Eurofinance BV	6.625	03/01/06	127,358
				840,682
	Total Netherlands			1,671,395

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Nigeria (0.2%)
	Government Obligation
$750	Central Bank of Nigeria	6.25%	11/15/20	$671,250
	Panama (0.2%)
	Government Obligations
440	Republic of Panama	9.375	04/01/29	486,200
300	Republic of Panama	9.625	02/08/11	342,000
				828,200
	Peru (0.2%)
	Government Obligation
835	Republic of Peru	9.875	02/06/15	901,800
	Philippines (0.5%)
	Government Obligations
1,320	Republic of Philippines	8.875	03/17/15	1,318,350
500	Republic of Philippines	9.875	01/15/19	516,250
				1,834,600
	Qatar (0.2%)
	Gas Distributors (0.1%)
215	Ras Laffan Liquid Natural Gas Co. – 144A*	8.294	03/15/14	250,595
	Government Obligation (0.1%)
300	State of Qatar	9.750	06/15/30	411,174
	Total Qatar			661,769
	Russia (2.6%)
	Government Obligations
6,460	Federal Republic of Russia	5.00	03/31/30	5,939,970
870	Federal Republic of Russia	8.25	03/31/10	943,985
1,606	Federal Republic of Russia	11.00	07/24/18	2,077,617
710	Federal Republic of Russia	12.75	06/24/28	1,054,168
				10,015,740
	South Korea (0.6%)
	Financial Conglomerates
1,050	Citigroup Inc. – 144A*	5.30	10/05/05	1,039,605
1,400	Citigroup Inc. – 144A*	5.30	10/05/05	1,392,020
				2,431,625

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Sweden (0.0%)
	Government Obligation
SEK 2,125	Swedish Government Bond	5.00%	01/28/09	$291,357
	Tunisia (0.1%)
	Regional Banks
$200	Banque Centrale de Tunisie	7.375	04/25/12	220,500
	Turkey (0.8%)
	Government Obligations
1,520	Republic of Turkey	11.00	01/14/13	1,770,800
1,170	Republic of Turkey	11.50	01/23/12	1,389,375
				3,160,175
	United Kingdom (1.3%)
	Advertising/Marketing Services (0.1%)
EUR 150	WPP Group PLC	6.00	06/18/08	194,687
	Chemicals: Specialty (0.1%)
$685	Avecia Group PLC	11.00	07/01/09	548,000
	Electric Utilities (0.0%)
EUR 120	National Grid Transco	5.00	07/02/18	139,028
	Electronic Equipment/Instruments (0.1%)
$555	Xerox Capital Europe PLC	5.875	05/15/04	555,000
	Government Obligation (0.8%)
GBP 1,750	U.K. Treasury	5.00	06/07/04	3,111,871
	Life/Health Insurance (0.1%)
EUR 100	SL Finance PLC	6.375	07/12/22	129,616
	Tobacco (0.1%)
180	BAT International Finance PLC	4.875	02/25/09	222,032
	Total United Kingdom			4,900,234
	Venezuela (0.5%)
	Government Obligation
$1,270	Federal Republic of Venezuela	10.75	09/19/13	1,232,618
680	Republic of Venezuela	9.25	09/15/27	567,800
				1,800,418
	Total Foreign (Cost $93,476,674)			95,900,811

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	United States (83.8%)
	Corporate Bonds (35.5%)
	Advertising/Marketing Services (0.5%)
$1,194	Advanstar Communications, Inc.	8.62***	%	08/15/08	$1,253,700
610	Interep National Radio Sales, Inc. (Series B)	10.00		07/01/08	550,525
					1,804,225
	Aerospace & Defense (0.2%)
70	Lockheed Martin Corp.	8.50		12/01/29	88,850
60	Raytheon Co.	4.85		01/15/11	59,821
70	Raytheon Co.	8.30		03/01/10	82,711
359	Systems 2001 Asset Trust – 144A*	6.664		09/15/13	391,784
					623,166
	Air Freight/Couriers (0.0%)
95	Fedex Corp. – 144A*	2.65		04/01/07	92,972
	Airlines (0.1%)
122	American West Airlines	7.10		04/02/21	129,488
101	Continental Airlines, Inc.	6.545		02/02/19	98,743
217	Continental Airlines, Inc.	6.648		09/15/17	210,261
95	Southwest Airlines Co.	5.496		11/01/06	100,310
					538,802
	Alternative Power Generation (0.4%)
400	Calpine Corp. – 144A*	8.50		07/15/10	356,000
1,145	Ormat Funding Corp. – 144A*	8.25		12/30/20	1,139,275
					1,495,275
	Apparel/Footwear (0.1%)
335	Oxford Industries Inc. – 144A*	8.875		06/01/11	359,288
	Apparel/Footwear Retail (0.3%)
1,050	Payless Shoesource, Inc.	8.25		08/01/13	1,060,500
	Auto Parts: O.E.M. (0.4%)
455	Lear Corp. (Series B)	8.11		05/15/09	524,956
795	TRW Automotive, Inc.	9.375		02/15/13	914,250
					1,439,206
	Automotive Aftermarket (0.2%)
605	Tenneco Automotive, Inc. (Series B)	11.625		10/15/09	665,500

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Broadcasting (0.2%)
$110	Clear Channel Communications, Inc.	7.65%		09/15/10	$125,855
265	Granite Broadcasting Corp. – 144A*	9.75		12/01/10	261,025
500	Salem Communications Holdings Corp. (Series B)	9.00		07/01/11	545,000
					931,880
	Building Products (0.7%)
195	Brand Services Inc.	12.00		10/15/12	227,175
175	Interface Inc.	7.30		04/01/08	175,000
910	Interface Inc. – 144A*	9.50		02/01/14	919,100
1,440	Nortek Holdings, Inc. – 144A*	10.00†	†	05/15/11	1,083,600
295	WII Components, Inc. – 144A*	10.00		02/15/12	302,375
					2,707,250
	Cable/Satellite TV (2.2%)
246	Avalon Cable LLC	11.875		12/01/08	262,372
400	Cablevision Systems Corp. – 144A*	5.66		04/01/09	414,000
1,345	Charter Communications Holdings LLC	10.75		10/01/09	1,186,963
730	Charter Communications Holdings/Charter Capital	11.75†	†	05/15/11	479,975
55	Comcast Cable Communications Inc.	6.75		01/30/11	60,356
315	Comcast Corp.	6.50		01/15/15	332,716
800	CSC Holdings Inc. (Series B)	8.125		07/15/09	858,000
50	CSC Holdings Inc.	10.50		05/15/16	57,750
1,045	Directv Holdings/Finance	8.375		03/15/13	1,173,013
369	Echostar DBS Corp.	9.125		01/15/09	415,125
730	Echostar DBS Corp. – 144A*	6.375		10/01/11	741,863
771	Knology, Inc. – 144A* (d)	12.00†		11/30/09	759,813
75	Pegasus Communications Corp. (Series B)	9.75		12/01/06	52,875
140	Pegagus Communications Corp. (Series B)	12.50		08/01/07	95,900
290	Pegasus Satellite Communications Inc.	12.375		08/01/06	204,450
130	Pegasus Satellite Communications Inc.	13.50		03/01/07	77,350
290	Renaissance Media Group LLC	10.00		04/15/08	300,875
1,595	Telenet Group Holdings – 144A*	11.50†	†	06/15/14	980,925
					8,454,321
	Casino/Gaming (1.2%)
6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c)	13.50		03/01/10	65,000
915	Harrah's Operating Co., Inc.	7.875		12/15/05	982,481
1,030	MGM MIRAGE	6.00		10/01/09	1,048,025
937	Park Place Entertainment	8.875		09/15/08	1,047,098

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$3,904	Resorts At Summerlin LP/Ras Co. (Series B) (a) (c)	13.00%		12/15/07	$0
970	Station Casinos, Inc. – 144A*	6.00		04/01/12	967,575
485	Venetian Casino/LV Sands	11.00		06/15/10	569,875
					4,680,054
	Chemicals: Major Diversified (0.7%)
1,020	Equistar Chemical Funding	10.125		09/01/08	1,134,750
105	Equistar Chemical Funding	10.625		05/01/11	118,125
315	Huntsman Advanced Materials Corp. – 144A*	11.00		07/15/10	359,100
1,090	Huntsman ICI Chemicals	10.125		07/01/09	1,147,225
120	ICI Wilmington Inc.	4.375		12/01/08	119,211
					2,878,411
	Chemicals: Specialty (1.2%)
265	FMC Corp.	10.25		11/01/09	314,025
680	ISP Holdings Inc. (Series B)	10.625		12/15/09	758,200
225	Koppers Industry Inc. – 144A*	9.875		10/15/13	247,500
195	Millennium America, Inc.	7.00		11/15/06	202,313
750	Millennium America, Inc.	9.25		06/15/08	821,250
855	Nalco Co. – 144A*	7.75		11/15/11	904,163
715	Nalco Financial Holdings Inc. – 144A*	9.00†	†	02/01/14	454,025
530	Rockwood Specialties, Inc.	10.625		05/15/11	567,100
335	Westlake Chemical Corp.	8.75		07/15/11	369,338
					4,637,914
	Commercial Printing/Forms (0.0%)
2,700	Premier Graphics Inc. (a) (c)	11.50		12/01/05	0
	Computer Communications (0.2%)
698	Avaya, Inc.	11.125		04/01/09	827,130
	Consumer Sundries (0.1%)
415	Amscan Holdings, Inc. – 144A*	8.75		05/01/14	423,300
	Consumer/Business Services (0.3%)
400	Muzak LLC/Muzak Finance Corp.	9.875		03/15/09	386,000
690	Muzak LLC/Muzak Finance Corp.	10.00		02/15/09	710,700
					1,096,700
	Containers/Packaging (0.8%)
875	Graphic Packaging International Corp.	9.50		08/15/13	988,750
530	Owens-Brockway Glass Containers Corp.	7.75		05/15/11	557,825
665	Owens-Brockway Glass Containers Corp.	8.75		11/15/12	729,838

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$590	Pliant Corp. (Issued 08/29/00)	13.00%	06/01/10	$536,900
320	Pliant Corp. (Issued 04/10/02)	13.00	06/01/10	291,200
100	Sealed Air Corp – 144A*	5.625	07/15/13	101,063
				3,205,576
	Department Stores (0.3%)
225	Federated Department Stores, Inc.	6.90	04/01/29	237,305
250	May Department Stores Co., Inc.	6.70	09/15/28	258,577
25	May Department Stores Co., Inc.	7.875	03/01/30	29,436
50	Penney (J.C.) Co., Inc.	6.875	10/15/15	53,250
30	Penney (J.C.) Co., Inc.	7.95	04/01/17	34,500
165	Penney (J.C.) Co., Inc.	8.00	03/01/10	188,925
210	Penney (J.C.) Co., Inc.	9.00	08/01/12	256,200
				1,058,193
	Drugstore Chains (0.2%)
50	CVS Corp. – 144A*	5.789	01/10/26	49,115
30	CVS Corp. – 144A*	6.204	10/10/25	30,139
395	Rite Aid Corp.	7.125	01/15/07	402,900
170	Rite Aid Corp.	8.125	05/01/10	184,450
				666,604
	Electric Utilities (2.1%)
36	AES Corp. (The)	8.875	02/15/11	37,980
1,050	AES Corp. (The) – 144A*	9.00	05/15/15	1,149,750
53	AES Corp. (The)	9.375	09/15/10	57,240
280	Allegheny Energy, Inc.	7.75	08/01/05	292,600
20	Appalachian Power Co. (Series H)	5.95	05/15/33	18,802
150	Carolina Power & Light Co.	5.125	09/15/13	149,979
55	Cincinnati Gas & Electric Co. (Series A)	5.40	06/15/33	48,384
145	Cincinnati Gas & Electric Co. (Series B)	5.375	06/15/33	127,077
495	CMS Energy Corp.	7.50	01/15/09	501,188
295	CMS Energy Corp.	8.50	04/15/11	310,488
150	Columbus Southern Power	6.60	03/01/33	155,787
135	Constellation Energy Group, Inc.	7.60	04/01/32	151,595
30	Detroit Edison Co.	6.125	10/01/10	32,310
20	Detroit Edison Co.	6.35	10/15/32	20,460
100	Duke Energy Corp.	4.50	04/01/10	99,704
60	Entergy Gulf States, Inc.	3.60	06/01/08	58,144
145	Exelon Corp.	6.75	05/01/11	160,298

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$50	FirstEnergy Corp. (Series B)	6.45%	11/15/11	$52,718
100	IPALCO Enterprises, Inc.	8.625	11/14/11	111,500
825	Monongahela Power Co.	5.00	10/01/06	840,469
640	MSW Energy Holdings/Finance – 144A*	7.375	09/01/10	665,600
140	MSW Energy Holdings/Finance	8.50	09/01/10	152,600
735	Nevada Power Co. – 144A*	9.00	08/15/13	815,850
215	Pacific Gas & Electric	6.05	03/01/34	204,004
30	Panhandle Eastern Pipe Line Co. – 144A*	2.75	03/15/07	29,334
360	PG&E Corp.- 144A*	6.875	07/15/08	385,200
790	PSEG Energy Holdings Inc.	8.625	02/15/08	853,200
85	Public Service Electric & Gas Co.	5.00	01/01/13	84,841
50	South Carolina Electric & Gas Co.	5.30	05/15/33	44,981
25	Southern California Edison Co. (Series D)	5.00	01/15/14	24,573
265	TNP Enterprises, Inc.	10.25	04/01/10	290,838
120	TXU Energy Co.	7.00	03/15/13	132,871
55	Wisconsin Electric Power Co.	5.625	05/15/33	51,628
30	Wisconsin Energy Corp.	6.20	04/01/33	29,301
				8,141,294
	Electrical Products (0.2%)
105	Cooper Industries Inc.	5.25	07/01/07	110,743
500	Rayovac Corp.	8.50	10/01/13	537,500
				648,243
	Electronic Distributors (0.3%)
925	BRL Universal Equipment Corp.	8.875	02/15/08	999,000
	Electronic Equipment/Instruments (0.2%)
585	Xerox Corp.	7.125	06/15/10	596,700
	Engineering & Construction (0.2%)
705	ABB Finance Inc.	6.75	06/03/04	707,119
300	Encompass Services Corp. (a) (c)	10.50	05/01/09	0
				707,119
	Environmental Services (0.3%)
350	Allied Waste North America, Inc.	7.875	04/15/13	378,000
535	Allied Waste North America, Inc. (Series B)	8.875	04/01/08	596,525
80	Waste Management, Inc.	5.00	03/15/14	77,067
255	Waste Management, Inc.	6.875	05/15/09	282,528
				1,334,120

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Finance/Rental/Leasing (1.0%)
$105	American General Finance	4.625%	09/01/10	$105,173
115	CIT Group Inc.	2.875	09/29/06	114,354
30	CIT Group Inc.	7.375	04/02/07	33,314
280	Countrywide Home Loans, Inc.	3.25	05/21/08	272,072
290	Ford Motor Credit Co.	7.25	10/25/11	308,167
540	Ford Motor Credit Co.	7.375	10/28/09	584,383
90	Household Finance Corp.	4.125	12/15/08	90,055
60	Household Finance Corp.	5.875	02/01/09	64,300
120	Household Finance Corp.	6.40	06/17/08	131,131
EUR 150	Household Finance Corp.	6.50	05/05/09	201,468
$170	Household Finance Corp.	6.75	05/15/11	188,486
90	International Lease Finance Corp.	2.95	05/23/06	90,217
65	International Lease Finance Corp.	3.75	08/01/07	65,261
50	MBNA America Bank NA	7.125	11/15/12	56,249
185	MBNA Corp.	6.125	03/01/13	195,161
165	SLM Corp.	5.00	10/01/13	161,749
615	United Rentals NA Inc. – 144A*	6.50	02/15/12	596,550
680	United Rentals NA Inc.	7.75	11/15/13	659,600
				3,917,690
	Financial Conglomerates (0.9%)
180	Chase Manhattan Corp.	6.00	02/15/09	193,310
30	Chase Manhattan Corp.	7.00	11/15/09	33,919
75	Citicorp	6.375	11/15/08	81,754
80	Citicorp	6.75	08/15/05	84,858
155	Citigroup Inc.	5.75	05/10/06	164,395
200	Citigroup Inc.	6.625	06/15/32	210,540
400	Dunlop Standard Aerospace Holdings PLC – 144A*	11.875	05/15/09	425,000
25	General Electric Capital Corp.	4.25	12/01/10	24,492
295	General Electric Capital Corp.	6.75	03/15/32	318,635
80	General Motors Acceptance Corp.	4.50	07/15/06	81,776
690	General Motors Acceptance Corp.	6.875	09/15/11	725,276
200	John Hancock Financial Services, Inc.	5.625	12/01/08	212,876
290	Prudential Holdings, LLC (Series C) – 144A*	8.695	12/18/23	355,033
375	Prudential Holdings, LLC (Series B) (FSA) – 144A*	7.245	12/18/23	427,376
				3,339,240

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Food Retail (0.4%)
$75	Albertson's Inc.	7.45%	08/01/29	$81,455
55	Albertson's Inc.	7.50	02/15/11	62,553
286	CA FM Lease Trust – 144A*	8.50	07/15/17	319,701
895	Delhaize America, Inc.	8.125	04/15/11	1,002,659
55	Kroger Co.	7.50	04/01/31	61,526
				1,527,894
	Food: Major Diversified (0.1%)
45	General Mills Inc.	3.875	11/30/07	45,157
65	Kraft Foods Inc.	5.25	06/01/07	68,350
40	Kraft Foods Inc.	5.625	11/01/11	41,389
105	Kraft Foods Inc.	6.25	06/01/12	112,653
				267,549
	Food: Meat/Fish/Dairy (1.0%)
545	Michael Foods Inc. (Series B) – 144A*	8.00	11/15/13	575,656
345	PPC Escrow Corp.	9.25	11/15/13	362,250
1,220	Pilgrim's Pride Corp.	9.625	09/15/11	1,335,900
1,415	Smithfield Foods Inc.	7.625	02/15/08	1,510,513
100	Smithfield Foods Inc. (Series B)	8.00	10/15/09	110,750
				3,895,069
	Forest Products (0.1%)
10	Weyerhaeuser Co.	6.00	08/01/06	10,611
65	Weyerhaeuser Co.	6.125	03/15/07	69,619
315	Weyerhaeuser Co.	6.75	03/15/12	345,852
				426,082
	Gas Distributors (0.4%)
25	Consolidated Natural Gas Co. (Series A)	5.00	03/01/14	24,288
125	Consolidated Natural Gas Co.	6.25	11/01/11	135,260
900	Dynegy Holdings, Inc.	6.875	04/01/11	774,000
595	Dynegy Holdings, Inc. – 144A*	9.875	07/15/10	648,550
				1,582,098
	Home Building (0.4%)
305	D.R. Horton, Inc.	6.875	05/01/13	320,250
395	Schuler Homes, Inc.	9.375	07/15/09	438,450
125	Tech Olympic USA, Inc. (Issued 11/27/02)	9.00	07/01/10	131,875

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$165	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00%	07/01/10	$174,075
440	Tech Olympic USA, Inc.	10.375	07/01/12	486,200
				1,550,850
	Home Furnishings (0.1%)
115	Mohawk Industries Inc.	7.20	04/15/12	129,352
245	Tempur-Pedic Inc. – 144A*	10.25	08/15/10	281,138
				410,490
	Home Improvement Chains (0.0%)
100	Lowe's Companies, Inc.	6.50	03/15/29	105,406
	Hospital/Nursing Management (0.7%)
805	Columbia/HCA Healthcare Corp.	7.19	11/15/15	839,263
125	HCA, Inc.	7.58	09/15/25	125,048
425	HCA, Inc.	7.875	02/01/11	469,840
35	Manor Care, Inc.	7.50	06/15/06	38,063
110	Manor Care, Inc.	8.00	03/01/08	123,338
405	Tenet Healthcare Corp.	5.375	11/15/06	385,763
90	Tenet Healthcare Corp.	6.875	11/15/31	74,700
630	Tenet Healthcare Corp.	7.375	02/01/13	573,300
				2,629,315
	Hotels/Resorts/Cruiselines (0.7%)
245	Hilton Hotels Corp.	7.625	12/01/12	275,013
255	Hilton Hotels Corp.	7.95	04/15/07	281,138
715	Horseshoe Gaming Holding Corp. (Series B)	8.625	05/15/09	750,750
155	Hyatt Equities LLC – 144A*	6.875	06/15/07	164,253
200	Marriott International, Inc. (Series E)	7.00	01/15/08	222,871
60	Starwood Hotels & Resorts Worldwide Inc.	7.375	05/01/07	64,800
915	Starwood Hotels & Resorts Worldwide Inc.	7.875	05/01/12	1,005,356
				2,764,181
	Household/Personal Care (0.1%)
585	Prestige Brands, Inc. – 144A*	9.25	04/15/12	568,913
	Industrial Conglomerates (0.0%)
150	Honeywell International, Inc.	6.125	11/01/11	162,262
	Industrial Machinery (0.0%)
110	Flowserve Corp.	12.25	08/15/10	127,050
	Industrial Specialties (0.8%)
390	Cabot Safety Corp.	12.50	07/15/05	398,775
1,180	Johnsondiversy, Inc.	9.625	05/15/12	1,298,000

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$305	Tekni-Plex Inc. – 144A*	8.75%	11/15/13	$301,950
650	Tekni-Plex Inc. (Series B)	12.75	06/15/10	659,750
430	UCAR Finance, Inc.	10.25	02/15/12	493,425
				3,151,900
	Information Technology Services (0.0%)
85	Electronic Data Systems Corp.	6.00	08/01/13	79,135
90	Electronic Data Systems Corp.	7.125	10/15/09	92,586
				171,721
	Integrated Oil (0.1%)
60	Amerada Hess Corp.	6.65	08/15/11	64,049
95	Amerada Hess Corp.	7.875	10/01/29	103,183
250	Conoco Inc.	6.95	04/15/29	275,842
				443,074
	Internet Software/Services (0.0%)
690	Exodus Communications, Inc. (a) (c)	11.625	07/15/10	0
160	Global Cash Access LLC – 144A*	8.75	03/15/12	167,200
				167,200
	Investment Banks/Brokers (0.2%)
EUR 160	Goldman Sachs Group Inc.	6.50	10/06/10	216,131
$80	Goldman Sachs Group Inc.	6.60	01/15/12	87,734
310	Goldman Sachs Group Inc.	6.875	01/15/11	345,403
				649,268
	Major Banks (0.1%)
55	Bank of New York Co., Inc.	5.20	07/01/07	58,446
85	Bank One Corp.	6.00	02/17/09	91,906
145	FleetBoston Financial Corp.	7.25	09/15/05	154,876
				305,228
	Managed Health Care (0.1%)
365	Aetna, Inc.	7.875	03/01/11	427,018
100	Wellpoint Health Network, Inc.	6.375	06/15/06	107,388
				534,406
	Media Conglomerates (0.1%)
120	AOL Time Warner Inc.	6.125	04/15/06	127,322
125	AOL Time Warner Inc.	7.625	04/15/31	137,209
150	Time Warner, Inc.	6.625	05/15/29	148,334
				412,865

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Medical Distributors (0.3%)
$1,045	AmerisourceBergen Corp.	8.125%	09/01/08	$1,159,950
	Medical/Nursing Services (0.3%)
150	Fresenius Medical Care Capital Trust II (Units)‡	7.875	02/01/08	163,313
1,020	Fresenius Medical Care Capital Trust	7.875	06/15/11	1,122,000
				1,285,313
	Medical Specialties (0.0%)
135	National Nephrology Assoc. – 144A*	9.00	11/01/11	157,275
	Metal Fabrications (0.2%)
335	General Cable Corp. – 144A*	9.50	11/15/10	368,500
395	Trimas Corp.	9.875	06/15/12	428,575
				797,075
	Miscellaneous Commercial Services (0.4%)
500	Iron Mountain Inc.	7.75	01/15/15	515,000
815	Iron Mountain Inc.	8.625	04/01/13	876,125
				1,391,125
	Miscellaneous Manufacturing (0.7%)
665	Amsted Industries Inc. – 144A*	10.25	10/15/11	754,775
1,590	Associated Materials – 144A*	11.25††	03/01/14	1,041,450
905	Jacuzzi Brands Inc.	9.625	07/01/10	1,018,125
				2,814,350
	Motor Vehicles (0.2%)
260	DaimlerChrysler North American Holdings Co.	7.20	09/01/09	286,251
165	DaimlerChrysler North American Holdings Co.	7.30	01/15/12	182,754
80	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	92,723
EUR 200	General Motors Corp.	8.375	07/05/33	270,792
				832,520
	Movies/Entertainment (0.2%)
$935	Cinemark, Inc. – 144A*	9.75††	03/15/14	590,219
	Multi-Line Insurance (0.4%)
35	AIG Sun America Global Financial – 144A*	6.30	05/10/11	37,883
780	Farmers Insurance Capital – 144A*	8.625	05/01/24	884,483
120	Hartford Financial Services Group, Inc.	2.375	06/01/06	118,646
25	Hartford Financial Services Group, Inc.	7.90	06/15/10	29,232
285	Nationwide Mutual Insurance Co. – 144A*	8.25	12/01/31	341,222
				1,411,466

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Oil & Gas Pipelines (1.1%)
$1,415	El Paso Production Holdings	7.75%	06/01/13	$1,351,325
660	El Paso Production Holdings – 144A*	8.625	04/28/34	640,200
363	GulfTerra Energy Partners, L.P.	8.50	06/01/10	406,560
279	GulfTerra Energy Partners, L.P.	10.625	12/01/12	344,565
75	Northwest Pipeline Corp.	8.125	03/01/10	81,750
140	Southern Natural Gas	8.875	03/15/10	155,400
55	Texas Eastern Transmission, L.P.	7.00	07/15/32	58,415
120	Transcontinental Gas Pipe Line Corp. (Series B)	8.875	07/15/12	140,400
1,235	Williams Companies, Inc. (The)	7.875	09/01/21	1,210,300
				4,388,915
	Oil & Gas Production (1.4%)
910	Chesapeake Energy Corp.	7.50	09/15/13	987,350
870	Hilcorp Energy/Finance – 144A*	10.50	09/01/10	963,525
50	Kerr-McGee Corp	6.875	09/15/11	54,691
240	Magnum Hunter Resources, Inc.	9.60	03/15/12	267,600
140	Nexen, Inc.	5.05	11/20/13	136,116
560	Pemex Project Funding Master Trust – 144A*	2.92	10/15/09	585,200
900	Pemex Project Funding Master Trust	9.125	10/13/10	1,057,500
1,280	Vintage Petroleum, Inc.	7.875	05/15/11	1,363,200
				5,415,182
	Oil Refining/Marketing (0.7%)
355	CITGO Petroleum Corp.	11.375	02/01/11	411,800
1,255	Husky Oil Ltd.	8.90	08/15/28	1,436,902
70	Marathon Oil Corp.	5.375	06/01/07	73,861
85	Marathon Oil Corp.	6.80	03/15/32	89,901
240	Tesoro Petroleum Corp.	9.00	07/01/08	250,200
565	Tesoro Petroleum Corp.	9.625	04/01/12	639,863
				2,902,527
	Oilfield Services/Equipment (0.5%)
690	CHC Helicopter Corp. – 144A*	7.375	05/01/14	702,075
140	Hanover Compress Co.	8.625	12/15/10	149,100
190	Hanover Equipment Trust 2001 A (Series A)	8.50	09/01/08	202,350
675	Hanover Equipment Trust 2001 B (Series B)	8.75	09/01/11	729,000
				1,782,525

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Other Transportation (0.3%)
$880	Laidlaw International Inc. – 144A*	10.75%		06/15/11	$992,200
	Pharmaceuticals: Major (0.2%)
105	Schering-Plough Corp.	5.30		12/01/13	105,027
295	VWR International, Inc. – 144A*	6.875		04/15/12	306,063
365	VWR International, Inc. – 144A*	8.00		04/15/14	381,425
					792,515
	Publishing: Books/Magazines (0.8%)
1,035	Dex Media Inc. – 144A*	9.00†	†	11/15/13	636,525
540	Dex Media East/Finance	12.125		11/15/12	629,100
555	Dex Media West LLC- 144A*	9.875		08/15/13	610,500
320	PEI Holdings, Inc.	11.00		03/15/10	373,600
985	PRIMEDIA, Inc.	8.875		05/15/11	1,007,163
					3,256,888
	Publishing: Newspapers (0.1%)
80	News America Holdings, Inc.	7.75		02/01/24	91,828
280	News America Holdings, Inc.	8.875		04/26/23	351,346
					443,174
	Pulp & Paper (0.4%)
1,095	Georgia-Pacific Corp.	8.875		02/01/10	1,270,200
110	International Paper Co.	4.25		01/15/09	109,275
					1,379,475
	Railroads (0.0%)
65	Union Pacific Corp.	3.625		06/01/10	61,218
60	Union Pacific Corp.	6.79		11/09/07	66,372
					127,590
	Real Estate Development (0.6%)
485	CB Richard Ellis Services, Inc.	11.25		06/15/11	548,050
560	CBRE Escrow Inc.	9.75		05/15/10	627,200
555	LNR Property Corp.	7.625		07/15/13	574,425
239	World Financial Properties – 144A*	6.91		09/01/13	262,709
244	World Financial Properties – 144A*	6.95		09/01/13	268,755
					2,281,139
	Real Estate Investment Trusts (0.4%)
515	EOP Operating LP	6.763		06/15/07	563,085
191	HMH Properties, Inc. (Series B)	7.875		08/01/08	198,163
480	Host Marriott LP	7.125		11/01/13	489,600

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$115	Istar Financial Inc.	7.00%		03/15/08	$121,900
140	Istar Financial Inc.	8.75		08/15/08	157,500
55	Rouse Co.	3.625		03/15/09	52,767
30	Rouse Co.	5.375		11/26/13	29,342
					1,612,357
	Regional Banks (0.2%)
AUD 1,000	KFW International Inc.	6.25		07/15/05	726,918
	Savings Banks (0.0%)
$130	Washington Mutual Inc.	8.25		04/01/10	153,008
	Services to the Health Industry (0.2%)
185	Anthem Insurance – 144A*	9.125		04/01/10	229,711
455	Team Health, Inc. – 144A*	9.00		04/01/12	439,075
					668,786
	Specialty Stores (0.7%)
715	Autonation, Inc.	9.00		08/01/08	818,675
460	General Nutrition Center – 144A*	8.50		12/01/10	483,000
585	Petro Stopping Centers/Financial Corp. – 144A*	9.00		02/15/12	614,250
895	Sonic Automotive, Inc.	8.625		08/15/13	968,838
					2,884,763
	Specialty Telecommunications (1.3%)
470	American Tower Corp. – 144A*	7.50		05/01/12	455,900
740	American Tower Corp.	9.375		02/01/09	797,350
240	PanAmsat Corp.	8.50		02/01/12	272,400
1,360	Primus Telecommunications Group, Inc. – 144A*	8.00		01/15/14	1,258,000
660	Qwest Communications International – 144A*	4.63	***	02/15/09	613,800
145	Qwest Corp.	5.625		11/15/08	141,375
975	Qwest Services Corp. – 144A*	13.00		12/15/07	1,111,500
1,113	Satelites Mexicanos SA (a) (c)	10.125		11/01/04	350,595
					5,000,920
	Steel (0.2%)
750	United States Steel Corp.	9.75		05/15/10	853,125
	Telecommunication Equipment (0.2%)
660	Nortel Networks Ltd.	6.125		02/15/06	655,875
	Telecommunications (0.2%)
EUR 110	AT&T Corp.	6.50		11/21/06	142,771
$125	AT&T Corp.	8.75		11/15/31	132,646
4,687	Rhythms Netconnections, Inc. (a) (c)	12.75		04/15/09	0

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$80	Sprint Capital Corp.	8.75%		03/15/32	$95,840
1,200	Startec Global Communications Corp. (a) (c)	12.00		05/15/08	120
525	Verizon Global Funding Corp.	7.75		12/01/30	602,548
					973,925
	Tobacco (0.2%)
85	Altria Group, Inc.	7.00		11/04/13	90,640
105	Altria Group, Inc.	7.75		01/15/27	112,261
410	Standard Commercial Corp. – 144A*	8.00		04/15/12	425,375
					628,276
	Trucks/Construction/Farm Machinery (0.3%)
965	Manitowoc Inc. (The)	10.50		08/01/12	1,104,925
230	NMHG Holding Co.	10.00		05/15/09	256,450
					1,361,375
	Wholesale Distributors (0.6%)
905	Burhmann US, Inc.	12.25		11/01/09	1,000,025
790	Fisher Scientific International Inc.	8.125		05/01/12	861,100
625	Nebraska Book Company, Inc. – 144A*	8.625		03/15/12	632,813
					2,493,938
	Wireless Telecommunications (1.3%)
110	AT&T Wireless –Services Inc.	8.75		03/01/31	134,583
935	Centennial Communications Corp. – 144A*	8.125		02/01/14	869,550
765	Metropcs Inc.	10.75		10/01/11	810,900
650	Nextel Partners Inc. (Class A)	11.00		03/15/10	737,750
385	Rural Cellular Corp. – 144A*	5.61**	*	03/15/10	395,588
1,300	SBA Communications Corp.	10.25		02/01/09	1,306,500
240	Ubiquitel Operating Co.	14.00††		04/15/10	236,400
510	Ubiquitel Operating Co. – 144A*	9.875		03/01/11	512,550
					5,003,821
	Total Corporate Bonds (Cost $150,955,586)				138,401,004

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
	Mortgage-Backed Securities (30.7%)
	Federal Home Loan Mortgage Corp. (4.6%)
$10,600		6.00%		**	$10,831,078
480		6.50	11/01/13–09/01/33		500,585
2,050		7.50		**	2,202,469
3,982		7.50	04/01/28–05/01/33		4,279,137
83		8.00	10/01/24–06/01/25		89,529
					17,902,798
	Federal National Mortgage Assoc. (23.6%)
6,200		4.50		**	6,103,125
2,450		5.00		**	2,464,547
19,650		5.50		**	19,698,016
8,400		6.00		**	8,704,250
4		6.00	04/01/13		3,836
28,225		6.50	05/01/28–12/01/33		29,391,130
9,050		7.00		**	9,570,375
7,232		7.00	08/01/08–11/01/33		7,650,734
1,939		7.50	02/01/22–02/01/32		2,074,347
4,767		8.00	06/01/22–08/01/31		5,147,803
958		8.50	05/01/20–05/01/25		1,034,806
					91,842,969
	Government National Mortgage Assoc. (2.4%)
2,275		5.50		**	2,275,711
3,350		6.00		**	3,434,797
2,280		7.50	05/15/17–11/15/26		2,449,044
983		8.00	01/15/22–05/15/30		1,072,775
208		8.50	08/15/22–12/15/24		227,770
					9,460,097
	Government National Mortgage Assoc. II (0.1%)
292		7.50	07/20/25		312,508
	Total Mortgage-Backed Securities (Cost $119,410,308)				119,518,372

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Government Agency & Obligations (17.6%)
$595	Federal Home Loan Mortgage Corp. (0.2%)	5.125%	11/07/13	$586,609
	U. S. Treasury Bonds (3.3%)
200		6.125	08/15/29	220,891
3,900		8.125	08/15/19	5,144,042
5,505		8.75	05/15/20–08/15/20	7,673,978
	U. S. Treasury Notes (14.1%)
2,900		3.50	11/15/06	2,961,628
1,550		3.875	02/15/13	1,491,271
1,500		5.00	08/15/11	1,577,579
13,000		5.25	05/15/04	13,021,840
14,000		5.875	11/15/04	14,347,270
13,000		6.00	08/15/04	13,187,395
2,880		6.50	02/15/10	3,276,003
5,000		6.75	05/15/05	5,261,330
	Total U.S. Government Agency & Obligations (Cost $69,830,357)			68,749,836
	Total United States (Cost $340,196,251)			326,669,212
	Total Government & Corporate Bonds (Cost $433,672,925)			422,570,023

NUMBER OF SHARES
	Common Stocks (e) (0.5%)
	Aerospace & Defense (0.0%)
13,038	Orbital Sciences Corp. (d)	167,930
	Apparel/Footwear Retail (0.0%)
1,310,596	County Seat Stores Corp. (d)	0
	Casino/Gaming (0.0%)
10,773	Fitzgerald Gaming Corp.+	0
	Consumer/Business Services (0.1%)
28,780	Anacomp, Inc. (Class A) (d)	529,552
	Food: Specialty/Candy (0.0%)
2,423	SFAC New Holdings Inc. (d)	0
445	SFFB New Holdings Inc. (d)	0
198,750	Specialty Foods Acquisition Corp. – 144A*	0
		0

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Medical/Nursing Services (0.0%)
512,862	Raintree Healthcare Corp. (d)	$0
	Restaurants (0.1%)
6,000	American Restaurant Group Holdings, Inc. – 144A*	0
37,319	American Restaurant Group, Inc.	0
4,383	American Restaurant Group, Inc.	0
95,844	Catalina Restaurant Group, Inc. (d)	191,688
		191,688
	Specialty Telecommunications (0.0%)
12,687	Birch Telecom Inc. (d)	0
133,935	PFB Telecom NV (Series B) (d)	0
		0
	Textiles (0.0%)
298,462	U.S. Leather, Inc. (d)	0
	Wireless Telecommunications (0.3%)
28,266	NII Holdings, Inc. (Class B)*	989,310
43,277	Vast Solutions, Inc. (Class B1) (d)	0
43,277	Vast Solutions, Inc. (Class B2) (d)	0
43,277	Vast Solutions, Inc. (Class B3) (d)	0
		989,310
	Total Common Stocks (Cost $63,904,106)	1,878,480
	Convertible Preferred Stocks (0.0%)
	Oil & Gas Production
989	XCL Ltd – 144* (e)	0
5,000	XCL Ltd. (Units)‡ – 144A* (e)	0
	Total Convertible Preferred Stocks (Cost $1,000,778)	0
	Non-Convertible Preferred Stocks (0.5%)
	Broadcasting (0.3%)
108	Paxson Communications Corp.	1,018,500
	Electric Utilities (0.2%)
808	TNP Enterprises, Inc. (Series D)†	935,260

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Restaurants (0.0%)
163	Catalina Restaurant Group, Inc. (Units) ‡	$146,700
	Total Non-Convertible Preferred Stocks (Cost $2,002,912)	2,100,460

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (e) (0.0%)
	Broadcasting (0.0%)
4,000	UIH Australia/Pacific Inc.	05/15/06	0
	Casino/Gaming (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. – 144A*	03/01/10	0
3,250	Resort At Summerlin LP – 144A*	12/15/07	0
			0
	Electric Utilities (0.0%)
965	TNP Enterprises, Inc. – 144A*	04/01/11	11,821
	Restaurants (0.0%)
1,500	American Restaurant Group Holdings, Inc. – 144A*	08/15/08	0
40,750	Catalina Restaurant Group, Inc. (d)	07/10/12	0
			0
	Telecommunications (0.0%)
1,200	Startec Global Communications Corp. – 144A*	05/15/08	0
	Total Warrants (Cost $53,677)		11,821

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (1.8%)
	U.S. Government Obligations (f) (0.3%)
$150	U.S. Treasury Bill (b)	0.95%	07/15/04	149,713
900	U.S. Treasury Bill (b)	0.98	09/23/04	896,496
	Total U.S. Government Obligations (Cost $1,046,152)			1,046,209

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Repurchase Agreements (1.5%)
$258	The Bank of New York (dated 04/30/04; proceeds $258,098) (g) (Cost $258,086)	0.875%	05/03/04	$258,086
5,613	Joint repurchase agreement account (dated 04/30/04; proceeds $5,613,160) (h) (Cost $5,613,000)	1.025	05/03/04	5,613,000
	Total Repurchase Agreements (Cost $5,871,086)			5,871,086
	Total Short-Term Investments (Cost $6,917,238)			6,917,295
	Total Investments (Cost $507,551,636) (i) (j)		111.2%	433,478,079
	Liabilities in Excess of Other Assets		(11.2)	(43,826,321)
	Net Assets		100.0%	$389,651,758

FSA	Financial Security Assurance.
*	Resale is restricted to qualified institutional investors.
**	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and the maturity date will be determined upon settlement.
***	Floating rate security. Rate shown is the rate in effect at April 30, 2004.
+	Resale is restricted; acquired (12/22/98) at a cost basis of $48,586.
‡	Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(a)	Issuer in bankruptcy.
(b)	All or a portion of these securities have been physically segregated in connection with open futures contracts in the amount of $314,117.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(g)	Collateralized by Federal National Mortgage Association 4.198% due 03/01/34 valued at $263,248.
(h)	Collateralized by federal agency and U.S. Treasury obligations.
(i)	Securities have been designated as collateral in an amount equal to $106,992,961 in connection with securities purchased on a forward commitment basis, open forward foreign currency contracts and open futures contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,488,167 and the aggregate gross unrealized depreciation is $89,561,724, resulting in net unrealized depreciation of $74,073,557.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

Futures Contracts Open at April 30, 2004:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
29	Long	US Treasury Note 5 Year, June 2004	$3,188,188	$(38,205)
8	Long	US Treasury Note 2 Year, June 2004	1,700,375	(9,800)
135	Long	US Treasury Note 10 Year, June 2004	14,917,500	(395,815)
22	Long	US Treasury Bond 20 Year, June 2004	2,356,063	(96,975)
361	Short	US Treasury Note 5 Year, June 2004	(39,687,438)	646,454
20	Short	US Treasury Note 2 Year, June 2004	(4,250,938)	23,851
123	Short	US Treasury Note 10 Year, June 2004	(13,591,500)	310,489
27	Short	US Treasury Bond 20 Year, June 2004	(2,891,531)	110,879
1	Short	Euro Bond June 2004	(136,703)	108
		Net unrealized appreciation		$550,986

Forward Foreign Currency Contracts Open at April 30, 2004

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	1,695,000	$1,276,963	05/20/04	$41,451
CHF	360,000	$275,862	07/22/04	(2,563)
DKK	7,800,000	$1,287,787	06/18/04	33,929
EUR	3,380,000	$4,001,920	07/26/04	(38,802)
GBP	415,000	$740,817	05/24/04	4,963
JPY	146,000,000	$1,348,904	05/10/04	25,801
Net unrealized appreciation				$64,779

Currency Abbreviations
AUD	Australian Dollar.
GBP	British Pound.
CAD	Canadian Dollar.
DKK	Danish Krone.
EUR	Euro.
JPY	Japanese Yen.
SEK	Swedish Krona.
CHF	Swiss Franc.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $507,551,636)	$433,478,079
Cash (including $250,000 segregated in connection with open futures contracts)	19,611,376
Unrealized appreciation on open forward foreign currency contracts	64,779
Receivable for:
Investments sold	8,444,868
Interest	5,997,578
Shares of beneficial interest sold	193,846
Prepaid expenses and other assets	89,688
Total Assets	467,880,214
Liabilities:
Payable for:
Investments purchased	76,910,439
Shares of beneficial interest redeemed	644,243
Distribution fee	247,993
Investment management fee	130,584
Variation margin	67,874
Accrued expenses and other payables	227,323
Total Liabilities	78,228,456
Net Assets	$389,651,758
Composition of Net Assets:
Paid-in-capital	$721,955,420
Net unrealized depreciation	(73,468,256)
Dividends in excess of net investment income	(3,894,531)
Accumulated net realized loss	(254,940,875)
Net Assets	$389,651,758
Class A Shares:
Net Assets	$30,275,290
Shares Outstanding (unlimited authorized, $.01 par value)	4,873,592
Net Asset Value Per Share	$6.21
Maximum Offering Price Per Share,
(net asset value plus 4.44% of net asset value)	$6.49
Class B Shares:
Net Assets	$322,302,904
Shares Outstanding (unlimited authorized, $.01 par value)	51,823,782
Net Asset Value Per Share	$6.22
Class C Shares:
Net Assets	$17,389,889
Shares Outstanding (unlimited authorized, $.01 par value)	2,800,278
Net Asset Value Per Share	$6.21
Class D Shares:
Net Assets	$19,683,675
Shares Outstanding (unlimited authorized, $.01 par value)	3,158,399
Net Asset Value Per Share	$6.23

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2004 (unaudited)

Net Investment Income:
Income
Interest	$10,989,077
Dividends	30,596
Total Income	11,019,673
Expenses
Distribution fee (Class A shares)	19,185
Distribution fee (Class B shares)	1,448,258
Distribution fee (Class C shares)	72,515
Investment management fee	821,317
Transfer agent fees and expenses	272,339
Shareholder reports and notices	68,197
Custodian fees	57,440
Professional fees	51,464
Registration fees	32,389
Trustees' fees and expenses	8,498
Other	32,142
Total Expenses	2,883,744
Net Investment Income	8,135,929
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	(12,713,408)
Futures contracts	(2,092,839)
Foreign exchange transactions	512,713
Net Realized Loss	(14,293,534)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	16,422,086
Futures contracts	1,281,543
Translation of forward foreign currency contracts and other assets and liabilities denominated in foreign currencies	106,247
Net Appreciation	17,809,876
Net Gain	3,516,342
Net Increase	$11,652,271

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2004	FOR THE YEAR ENDED OCTOBER 31, 2003
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$8,135,929	$13,316,006
Net realized loss	(14,293,534)	(73,984,820)
Net change in unrealized appreciation	17,809,876	112,001,509
Net Increase	11,652,271	51,332,695
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,782,450)	(1,893,625)
Class B shares	(18,363,475)	(18,244,273)
Class C shares	(894,540)	(774,230)
Class D shares	(1,233,773)	(1,171,244)
Total Dividends	(22,274,238)	(22,083,372)
Net decrease from transactions in shares of beneficial interest	(18,319,890)	(23,683,924)
Net Increase (Decrease)	(28,941,857)	5,565,399
Net Assets:
Beginning of period	418,593,615	413,028,216
End of Period
(Including dividends in excess of net investment income of $3,894,531 and accumulated undistributed net investment income of $10,243,778, respectively)	$389,651,758	$418,593,615

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Flexible Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund;

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

(7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $16,787,031 at April 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.12% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4, $224,302 and $3,293, respectively and received $52,309 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2004 aggregated $621,736,785 and $683,955,852, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $547,626,786 and $575,919,160, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $31,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended April 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,992. At April 30, 2004, the Fund had an accrued pension liability of $93,781 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2003, the Fund had a net capital loss carryforward of $239,667,979 of which $2,953,217 will expire on October 31, 2004, $7,130,711 will expire on October 31, 2005, $7,532,322 will expire on October 31, 2006, $10,929,321 will expire on October 31, 2007, $18,698,270 will expire on October 31, 2008, $39,097,864 will expire on October 31, 2009, $58,593,426 will expire on October 31, 2010 and $94,732,848 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2003, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures and forward foreign currency exchange contracts, interest on bonds in default and capital loss deferrals on straddles.

6.   Purpose of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into interest rate futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2004		FOR THE YEAR ENDED OCTOBER 31, 2003
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	929,118	$5,930,094	11,763,766	$73,458,374
Reinvestment of dividends	105,559	667,755	122,145	758,699
Redeemed	(1,202,119)	(7,662,145)	(11,837,121)	(74,077,578)
Net increase (decrease) – Class A	(167,442)	(1,064,296)	48,790	139,495
CLASS B SHARES
Sold	3,169,314	20,234,395	11,288,953	70,368,240
Reinvestment of dividends	1,256,917	7,959,059	1,239,387	7,701,707
Redeemed	(7,298,423)	(46,520,271)	(17,491,492)	(108,722,767)
Net decrease – Class B	(2,872,192)	(18,326,817)	(4,963,152)	(30,652,820)
CLASS C SHARES
Sold	525,162	3,353,448	1,816,091	11,349,040
Reinvestment of dividends	75,202	475,419	69,313	431,075
Redeemed	(354,204)	(2,260,496)	(1,436,591)	(8,965,206)
Net increase – Class C	246,160	1,568,371	448,813	2,814,909
CLASS D SHARES
Sold	526,844	3,393,064	2,740,065	16,917,655
Reinvestment of dividends	139,488	884,846	130,603	814,806
Redeemed	(748,759)	(4,775,058)	(2,223,257)	(13,717,969)
Net increase (decrease) – Class D	(82,427)	(497,148)	647,411	4,014,492
Net decrease in Fund	(2,875,901)	$(18,319,890)	(3,818,138)	$(23,683,924)

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Flexible Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period.

			FOR THE YEAR ENDED OCTOBER 31,
	FOR THE SIX MONTHS ENDED APRIL 30, 2004		2003	2002	2001		2000	1999
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.38		$5.95	$6.10	$6.97		$8.16	$9.01
Income (loss) from investment operations:
Net investment income‡	0.15		0.23	0.42	0.56		0.72	0.74
Net realized and unrealized gain (loss)	0.04		0.56	(0.18)	(0.88)		(1.23)	(0.87)
Total income (loss) from investment operations	0.19		0.79	0.24	(0.32)		(0.51)	(0.13)
Less dividends and distributions from:
Net investment income	(0.36)		(0.36)	(0.38)	(0.32)		(0.62)	(0.63)
Paid-in-capital	0.00		0.00	(0.01)	(0.23)		(0.06)	(0.09)
Total dividends and distributions	(0.36)		(0.36)	(0.39)	(0.55)		(0.68)	(0.72)
Net asset value, end of period	$6.21		$6.38	$5.95	$6.10		$6.97	$8.16
Total Return†	3.05	% (1)	13.65%	4.25%	(4.62)%		(6.66)%	(1.61)%
Ratios to Average Net Assets(3):
Expenses	0.77	% (2)	0.84%	0.81%	0.76	%(4)	0.73%	0.72%
Net investment income	4.58	% (2)	3.71%	7.13%	8.78	%(4)	9.28%	8.56%
Supplemental Data:
Net assets, end of period, in thousands	$30,275		$32,166	$29,701	$29,769		$13,318	$21,828
Portfolio turnover rate	146	% (1)	309%	82%	110%		40%	71%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.78% and 6.76%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

			FOR THE YEAR ENDED OCTOBER 31,
	FOR THE SIX MONTHS ENDED APRIL 30, 2004		2003	2002	2001		2000	1999
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.39		$5.96	$6.10	$6.98		$8.16	$9.01
Income (loss) from investment operations:
Net investment income‡	0.12		0.19	0.38	0.53		0.67	0.68
Net realized and unrealized gain (loss)	0.05		0.56	(0.17)	(0.90)		(1.22)	(0.87)
Total income (loss) from investment operations	0.17		0.75	0.21	(0.37)		(0.55)	(0.19)
Less dividends and distributions from:
Net investment income	(0.34)		(0.32)	(0.34)	(0.30)		(0.58)	(0.58)
Paid-in-capital	0.00		0.00	(0.01)	(0.21)		(0.05)	(0.08)
Total dividends and distributions	(0.34)		(0.32)	(0.35)	(0.51)		(0.63)	(0.66)
Net asset value, end of period	$6.22		$6.39	$5.96	$6.10		$6.98	$8.16
Total Return†	2.67	% (1)	12.89%	3.73%	(5.37)%		(7.24)%	(2.14)%
Ratios to Average Net Assets(3):
Expenses	1.50	% (2)	1.50%	1.47%	1.41	%(4)	1.38%	1.38%
Net investment income	3.85	% (2)	3.06%	6.47%	8.13	%(4)	8.63%	7.90%
Supplemental Data:
Net assets, end of period, in thousands	$322,303		$349,392	$355,329	$454,883		$565,493	$859,553
Portfolio turnover rate	146	% (1)	309%	82%	110%		40%	71%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.43% and 8.11%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

			FOR THE YEAR ENDED OCTOBER 31,
	FOR THE SIX MONTHS ENDED APRIL 30, 2004		2003	2002	2001		2000	1999
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.38		$5.95	$6.09	$6.97		$8.15	$9.00
Income (loss) from investment operations:
Net investment income‡	0.12		0.19	0.38	0.53		0.67	0.68
Net realized and unrealized gain (loss)	0.05		0.56	(0.17)	(0.90)		(1.22)	(0.87)
Total income (loss) from investment operations	0.17		0.75	0.21	(0.37)		(0.55)	(0.19)
Less dividends and distributions from:
Net investment income	(0.34)		(0.32)	(0.34)	(0.30)		(0.58)	(0.58)
Paid-in-capital	0.00		0.00	(0.01)	(0.21)		(0.05)	(0.08)
Total dividends and distributions	(0.34)		(0.32)	(0.35)	(0.51)		(0.63)	(0.66)
Net asset value, end of period	$6.21		$6.38	$5.95	$6.09		$6.97	$8.15
Total Return†	2.68	% (1)	12.92%	3.74%	(5.38)%		(7.12)%	(2.25)%
Ratios to Average Net Assets(3):
Expenses	1.50	% (2)	1.50%	1.47%	1.35	%(4)	1.38%	1.38%
Net investment income	3.85	% (2)	3.06%	6.47%	8.19	%(4)	8.63%	7.90%
Supplemental Data:
Net assets, end of period, in thousands	$17,390		$16,293	$12,524	$12,754		$14,313	$19,450
Portfolio turnover rate	146	% (1)	309%	82%	110%		40%	71%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.37% and 8.17%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

			FOR THE YEAR ENDED OCTOBER 31,
	FOR THE SIX MONTHS ENDED APRIL 30, 2004		2003	2002	2001		2000	1999
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.40		$5.97	$6.11	$6.99		$8.15	$9.00
Income (loss) from investment operations:
Net investment income‡	0.16		0.24	0.41	0.56		0.72	0.76
Net realized and unrealized gain (loss)	0.04		0.56	(0.15)	(0.87)		(1.19)	(0.88)
Total income (loss) from investment operations	0.20		0.80	0.26	(0.31)		(0.47)	(0.12)
Less dividends and distributions from:
Net investment income	(0.37)		(0.37)	(0.39)	(0.33)		(0.63)	(0.64)
Paid-in-capital	0.00		0.00	(0.01)	(0.24)		(0.06)	(0.09)
Total dividends and distributions	(0.37)		(0.37)	(0.40)	(0.57)		(0.69)	(0.73)
Net asset value, end of period	$6.23		$6.40	$5.97	$6.11		$6.99	$8.15
Total Return†	3.10	% (1)	13.82%	4.61%	(4.56)%		(6.20)%	(1.42)%
Ratios to Average Net Assets(3):
Expenses	0.65	% (2)	0.65%	0.62%	0.56	%(4)	0.53%	0.53%
Net investment income	4.70	% (2)	3.91%	7.32%	8.98	%(4)	9.48%	8.75%
Supplemental Data:
Net assets, end of period, in thousands	$19,684		$20,743	$15,474	$7,049		$1,493	$1,046
Portfolio turnover rate	146	% (1)	309%	82%	110%		40%	71%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.58% and 8.96%, respectively.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

37937RPT-RA04-00249P-Y04/04	MORGAN STANLEY FUNDS
Morgan Stanley Flexible Income Trust Semiannual Report April 30, 2004

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 22, 2004

                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 22, 2004

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 22, 2004                           /s/ Ronald E. Robison
                                                  ---------------------------
                                                  Ronald E. Robison
                                                  Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 22, 2004                           /s/ Francis Smith
                                                  ---------------------------
                                                  Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9